INTEREST IN ASSOCIATES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
INTEREST IN ASSOCIATES
Current assets	¥ 445,856	¥ 504,120
Non-current assets	1,309,215	1,088,188
Current liabilities	(576,374)	(565,098)
Non-current liabilities	(302,862)	(170,675)
Net assets attributable to owners of the Company	738,150	717,284
Net assets attributable to non-controlling interests	137,685	139,251
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
INTEREST IN ASSOCIATES
Current assets	13,245	12,498
Non-current assets	37,842	39,320
Current liabilities	(721)	(1,020)
Non-current liabilities	(2,910)	(3,026)
Net assets	47,456	47,772
Net assets attributable to owners of the Company	47,456	47,772
Share of net assets from associates	23,728	23,886
Carrying Amounts	23,728	23,886
Sinopec Finance Company Limited ("Sinopec Finance") [member]
INTEREST IN ASSOCIATES
Current assets	180,383	209,837
Non-current assets	18,926	16,359
Current liabilities	(170,621)	(200,402)
Non-current liabilities	(582)	(332)
Net assets	28,106	25,462
Net assets attributable to owners of the Company	28,106	25,462
Share of net assets from associates	13,772	12,476
Carrying Amounts	13,772	12,476
SIBUR
INTEREST IN ASSOCIATES
Current assets	31,634	22,502
Non-current assets	182,646	170,796
Current liabilities	(31,295)	(23,293)
Non-current liabilities	(71,289)	(58,628)
Net assets	111,696	111,377
Net assets attributable to owners of the Company	111,250	110,860
Net assets attributable to non-controlling interests	446	517
Share of net assets from associates	11,125	11,086
Carrying Amounts	11,125	11,086
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
INTEREST IN ASSOCIATES
Current assets	4,219	7,477
Non-current assets	56,424	49,961
Current liabilities	(13,887)	(7,252)
Non-current liabilities	(26,227)	(31,436)
Net assets	20,529	18,750
Net assets attributable to owners of the Company	20,529	18,750
Share of net assets from associates	7,955	7,266
Carrying Amounts	7,955	7,266
Caspian Investments Resources Ltd. ("CIR") [member]
INTEREST IN ASSOCIATES
Current assets	7,612	6,712
Non-current assets	971	1,828
Current liabilities	(936)	(961)
Non-current liabilities	(166)	(673)
Net assets	7,481	6,906
Net assets attributable to owners of the Company	7,481	6,906
Share of net assets from associates	3,741	3,453
Carrying Amounts	¥ 3,741	¥ 3,453